Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Schedule Of Share Of Capital By Subsidiary [Table Text Block]
The following table shows the subsidiaries in each year:

					Share in the capital (%)
Entity	Branch of Activity	Common shares and/or quotas	Functional currency	Country	12/31/2023	12/31/2022	12/31/2021
Direct subsidiaries
Inter&Co Securities, LLC	Holding Company	—	US$	USA	100.0%	—	—
Inter&Co Participações Ltda.	Holding Company	288,517,995	BRL	Brazil	100.0%	—	—
INTRGLOBALEU Serviços Administrativos, LDA	Holding Company	1	EUR	Portugal	100.0%	—	—
Inter US Holding, Inc	Holding Company	100	US$	USA	100.0%	—	—
Inter Holding Financeira S.A.	Holding	401,207,704	BRL	Brazil	100.0%	—	—

					Share in the capital (%)
Entity	Branch of Activity	Common shares and/or quotas	Functional currency	Country	12/31/2023	12/31/2022	12/31/2021
Indirect subsidiaries
Banco Inter S.A.	Multiple Bank	1,297,308,713	BRL	Brazil	100.0%	100.0%	31.4%
Inter Distribuidora de Títulos e Valores Mobiliários Ltda. (a)	Securities	195,000,000	BRL	Brazil	100.0%	98.3%	30.9%
Inter Digital Corretora e Consultoria de Seguros Ltda.	Insurance broker	59,750	BRL	Brazil	60.0%	60.0%	18.8%
Inter Marketplace Ltda.	Marketplace	1,984,271,386	BRL	Brazil	100.0%	100.0%	31.4%
Inter Asset Holding S.A. (b)	Asset management	750,814,000	BRL	Brazil	—%	70.0%	22.0%
Inter Titulos Fundo de Investimento	Investment Fund	499,388,000	BRL	Brazil	98.3%	98.3%	30.7%
BMA Inter Fundo De Investimento Em Direitos Creditórios Multissetorial	Investment Fund	194,333,000	BRL	Brazil	86.5%	90.7%	28.3%
TBI Fundo De Investimento Renda Fixa Credito Privado	Investment Fund	230,278,086	BRL	Brazil	100.0%	100.0%	31.4%
TBI Fundo De Investimento Crédito Privado Investimento Exterior	Investment Fund	15,000,000	BRL	Brazil	100.0%	100.0%	31.4
IG Fundo de Investimento Renda Fixa Crédito Privado (c)	Investment Fund	144,796,772	BRL	Brazil	100.0%	—%	—
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial (c)	Investment Fund	17,738	BRL	Brazil	99.1%	—%	—
IM Designs Desenvolvimento de Software Ltda.	Provision of services	50,000,000	BRL	Brazil	50.0%	50.0%	15.7
Acerto Cobrança e Informações Cadastrais S.A.	Provision of services	60,000,000,000	BRL	Brazil	60.0%	60.0%	18.9
Inter & Co Payments, Inc	Provision of services	1,000	US$	USA	100.0%	100.0	—
Inter Asset Gestão de Recursos Ltda (b)	Asset management	750,814	BRL	Brazil	70.9%	70.0%	22.0
Inter Café Ltda.	Provision of services	3,010,000	BRL	Brazil	100.0%	100.0%	31.4
Inter Boutiques Ltda.	Provision of services	2,510,008	BRL	Brazil	100.0%	100.0%	31.4
Inter Food Ltda.	Provision of services	7,000,000	BRL	Brazil	70.0%	70.0%	22.0%
Inter Viagens e Entretenimento Ltda.	Provision of services	94,515,000	BRL	Brazil	100.0%	100.0	—
Inter Conectividade Ltda. (d)	Provision of services	33,533,805	BRL	Brazil	100.0%	—	—
Inter US Management, LLC	Provision of services	100,000	US$	USA	100.0%	—	—
Inter US Finance, LLC	Provision of services	100,000	US$	USA	100.0%	—	—

(a)    On February 15, 2023, Banco Inter S.A. acquired remaining shares of its subsidiary "Inter Distribuidora de Títulos e Valores Mobiliários Ltda", acquiring the remaining 416,667 shares at nominal value of R$1.00 each, fully subscribed and paid up.
(b)    On October 25, 2023, a spin-off of Inter Asset Holding S.A. was implemented, and its remaining assets, corresponding to the equity interest owned by Banco Inter S.A., were merged into Banco Inter S.A. As a result of such transaction, Banco Inter S.A. became a direct shareholder of Inter Asset Gestão de Recursos Ltda., owning 70.87% of its equity interest, while Inter Asset Holding S.A. was subsequently terminated.
(c)    In 2023, Inter&Co made an investment, acquiring a significant number of fund shares. As a result, the financial data related to these funds are now part of the consolidation basis of the company's financial statements.
(d)    On April 1, 2023, the reorganization of entities under common control resulted in the spin off of the investment held by Inter Marketplace LTDA into the newly formed entity, Inter Conectividade Ltda.

Schedule Of Identifiable Assets Acquired And Liabilities Assumed In Business Combination [Table Text Block]
The fair value of identifiable assets and liabilities of Inter US Finance, LLC and Inter US Management, LLC. at the acquisition date are as follows:

In thousands of Brazilian reais	Inter US Finance, LLC	Inter US Management, LLC
Assets	880	236
Cash and cash equivalents	860	3
Other assets	20	233
Liabilities	(806)	(26)
Borrowing and onlending	(806)	—
Other liabilities	—	(26)
Total net identifiable assets at fair value	74	210
Total consideration transferred	1,970	1,327
Goodwill on acquisition (a)	1,896	1,117
(a) Inter carried out the study on the purchase price allocation ("PPA") of the identifiable assets acquired, liabilities assumed and goodwill. The goodwill resulting from the acquisition of Inter US Finance, LLC and Inter US Management, LLC, are R$1,896 and R$1,117, respectively. These amounts represent the future economic benefits arising from the synergies generated by our expansion in US operations and by offering a broader range of financial services to our customers.
Schedule Of Useful Lives Of Property And Equipment [Table Text Block]	The estimated useful lives of items of property and equipment are as follows:

Description	Estimated useful lives

Buildings, furniture and equipment	10 years
Data processing system	5 years

Disclosure of intangible assets with indefinite useful life [text block]
The estimated useful lives of intangible asset items are as follows:

Description	Estimated useful lives
Customer relationships	5 years
Internally developed software	3 to 10 years
Software and licenses	6 to 10 years

Schedule of summary of transferred consideration amounts [Table Text Block]

In thousands of Brazilian reais	Inter US Finance, LLC	Inter US Management, LLC
Cash	1,970	388
Share of Inter & Co	—	939
Total consideration transferred	1,970	1,327

Schedule of recoverable amount [Text Block]

Investment	Carrying amount (a)	Goodwill on 12/31/2023	Discount rate (%)	Growth rate (%)
Inter&Co Payments, Inc	R$901,810	R$554,759	55.0	3.0

(a)    The carrying value in dollars according to the report as of September 30, 2023 was $180,362.